10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-06 | Fidelity® SAI International Minimum Volatility Index Fund
Fund Summary Fund:<br/>Fidelity® SAI International Minimum Volatility Index Fund
Investment Objective
The fund seeks to provide investment results that correspond to the total return of low volatility foreign stocks.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® SAI International Minimum Volatility Index Fund}	10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-06 Fidelity® SAI International Minimum Volatility Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® SAI International Minimum Volatility Index Fund}	10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-06 Fidelity® SAI International Minimum Volatility Index Fund Fidelity SAI International Minimum Volatility Index Fund-Default
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.30%
Fee waiver and/or expense reimbursement	0.10%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses associated with the fund's securities lending program, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 29, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® SAI International Minimum Volatility Index Fund}	10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-06 Fidelity® SAI International Minimum Volatility Index Fund Fidelity SAI International Minimum Volatility Index Fund-Default USD ($)
1 year	$ 20
3 years	83
5 years	155
10 years	$ 367

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies
  Until the close of business on February 15, 2019, normally investing at least 80% of assets in common stocks included in the MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index, which reflects the performance of a broad range of stocks across developed (excluding U.S.) and emerging markets that in the aggregate have lower volatility relative to the broader foreign equity markets, and in depository receipts representing securities included in the index.
  Effective February 18, 2019, normally investing at least 80% of assets in equity securities included in the Fidelity International Low Volatility Focus Index℠, which reflects the performance of a broad range of equities across developed markets (excluding the U.S., Canada, and South Korea) that in the aggregate have lower volatility relative to the broader foreign developed equity markets.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Low Volatility Strategy. Although the fund’s underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with lower volatility than the broader market, there is no guarantee that this methodology or the fund’s low volatility strategy will be successful. There is a risk that the fund may experience more volatility than desired or than the market as a whole. In addition, the securities selected for the index may underperform higher volatility securities.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.07%	March 31, 2017
Lowest Quarter Return	-6.75%	December 31, 2016
Year-to-Date Return	1.73%	September 30, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For periods on and after February 18, 2019, the fund’s performance will be compared against the Fidelity International Low Volatility Focus Index℠ rather than the MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index as a result of the change to the fund’s investment policies.

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity® SAI International Minimum Volatility Index Fund} - 10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-06 - Fidelity® SAI International Minimum Volatility Index Fund
	Past 1 year	Since Inception [1]	Inception Date
Fidelity SAI International Minimum Volatility Index Fund-Default			May 29, 2015
Fidelity SAI International Minimum Volatility Index Fund-Default | Return Before Taxes	21.40%	6.00%
Fidelity SAI International Minimum Volatility Index Fund-Default | After Taxes on Distributions	21.01%	5.46%	May 29, 2015
Fidelity SAI International Minimum Volatility Index Fund-Default | After Taxes on Distributions and Sales	12.61%	4.57%	May 29, 2015
MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index(reflects no deduction for fees or expenses)	21.71%	6.39%
[1]	From May 29, 2015